Leasing Arrangements - Additional Information (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Leases [Abstract]
Rent expense, including short-term rentals	$ 12.1	$ 5.5	$ 4.0
Royalty expense recorded in cost of revenue	$ 12.6	$ 9.0	$ 4.5